Income Taxes- Expiration period for unrecognized deferred tax assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Statement [line items]
Unrecognized deferred tax assets	$ 44,053
Taiwan operations | Expiration Year 2024 To 2028
Statement [line items]
Deductible amount	106,123
Unrecognized deferred tax assets	$ 21,225
Expiration year	2024~2028
Taiwan operations | Expiration Year 2029 To 2033
Statement [line items]
Deductible amount	$ 94,342
Unrecognized deferred tax assets	$ 18,868
Expiration year	2029~2033
Hong Kong operations
Statement [line items]
Deductible amount	$ 1,815
Unrecognized deferred tax assets	$ 150
Expiration year	Indefinitely
US operations | Expiration 2024 to Indefinitely
Statement [line items]
Deductible amount	$ 13,676
Unrecognized deferred tax assets	$ 3,810
Expiration year	2024~Indefinitely